                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-06279

                       Harris Associates Investment Trust
               (Exact name of Registrant as specified in charter)

                       Two North LaSalle Street, Suite 500
                          Chicago, Illinois 60602-3790
               (Address of principal executive offices) (Zip Code)

John R. Raitt                            Cameron S. Avery
Harris Associates L.P.                   Bell, Boyd & Lloyd LLC
Two North LaSalle Street, #500           Three First National Plaza, #3100
Chicago, Illinois 60602                  Chicago, Illinois 60602

                    (Name and address of agents for service)

Registrant's telephone number, including area code: (312) 621-0600

Date of fiscal year end: 09/30/05

Date of reporting period: 12/31/05

ITEM 1. SCHEDULE OF INVESTMENTS.

THE OAKMARK FUND

SCHEDULE OF INVESTMENTS--DECEMBER 31, 2005 (UNAUDITED)

NAME                                                                                               SHARES HELD        MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------------
Common Stocks--94.4%

APPAREL RETAIL--4.0%
  The Gap, Inc.                                                                                      7,066,700         124,656,588
  Limited Brands                                                                                     5,528,047         123,551,850
                                                                                                                 -----------------
                                                                                                                       248,208,438

BROADCASTING & CABLE TV--7.7%
  Liberty Media Corporation, Class A (a)                                                            16,199,400         127,489,278
  The DIRECTV Group, Inc. (a)                                                                        8,400,000         118,608,000
  Comcast Corporation, Special Class A (a)                                                           4,325,000         111,109,250
  EchoStar Communications Corporation, Class A (a)                                                   3,275,000          88,981,750
  Discovery Holding Company, Class A (a)                                                             1,569,940          23,784,591
                                                                                                                 -----------------
                                                                                                                       469,972,869

DEPARTMENT STORES--2.0%
  Kohl's Corporation (a)                                                                             2,500,000         121,500,000

HOME IMPROVEMENT RETAIL--2.4%
  The Home Depot, Inc.                                                                               3,581,500         144,979,120

HOMEBUILDING--1.9%
  Pulte Homes, Inc.                                                                                  2,900,000         114,144,000

HOUSEHOLD APPLIANCES--2.0%
  The Black & Decker Corporation                                                                     1,450,000         126,092,000

HOUSEWARES & SPECIALTIES--2.0%
  Fortune Brands, Inc.                                                                               1,600,000         124,832,000

LEISURE PRODUCTS--1.0%
  Mattel, Inc.                                                                                       3,874,300          61,291,426

MOTORCYCLE MANUFACTURERS--2.1%
  Harley-Davidson, Inc.                                                                              2,500,000         128,725,000

MOVIES & ENTERTAINMENT--7.0%
  Viacom, Inc., Class B (a)                                                                          4,579,490         149,291,374
  Time Warner, Inc.                                                                                  8,297,700         144,711,888
  The Walt Disney Company                                                                            5,650,000         135,430,500
                                                                                                                 -----------------
                                                                                                                       429,433,762

PUBLISHING--2.5%
  Gannett Co., Inc.                                                                                  1,534,500          92,944,665
  Knight-Ridder, Inc.                                                                                  916,000          57,982,800
                                                                                                                 -----------------
                                                                                                                       150,927,465

RESTAURANTS--5.3%
  McDonald's Corporation                                                                             5,200,000         175,344,000

  Yum! Brands, Inc.                                                                                  3,274,000         153,485,120
                                                                                                                 -----------------
                                                                                                                       328,829,120

SPECIALIZED CONSUMER SERVICES--2.4%
  H&R Block, Inc.                                                                                    5,958,600         146,283,630

BREWERS--3.5%
  Anheuser-Busch Companies, Inc.                                                                     3,000,000         128,880,000
  InBev NV (b)                                                                                       2,000,000          87,067,683
                                                                                                                 -----------------
                                                                                                                       215,947,683

DISTILLERS & VINTNERS--1.9%
  Diageo plc (c)                                                                                     2,021,000         117,824,300

HYPERMARKETS & SUPER CENTERS--2.2%
  Wal-Mart Stores, Inc.                                                                              2,850,000         133,380,000

PACKAGED FOODS & MEATS--3.2%
  General Mills, Inc.                                                                                2,406,000         118,663,920
  H.J. Heinz Company                                                                                 2,310,000          77,893,200
                                                                                                                 -----------------
                                                                                                                       196,557,120

SOFT DRINKS--1.1%
  Coca-Cola Enterprises, Inc.                                                                        3,500,000          67,095,000

INTEGRATED OIL & GAS--1.6%
  ConocoPhillips                                                                                     1,670,670          97,199,581

OIL & GAS EXPLORATION & PRODUCTION--1.6%
  Burlington Resources, Inc.                                                                         1,142,200          98,457,640

ASSET MANAGEMENT & CUSTODY BANKS--1.3%
  The Bank of New York Company, Inc.                                                                 2,500,000          79,625,000

DIVERSIFIED BANKS--2.0%
  U.S. Bancorp                                                                                       4,100,000         122,549,000

LIFE & HEALTH INSURANCE--1.9%
  AFLAC Incorporated                                                                                 2,467,000         114,518,140

OTHER DIVERSIFIED FINANCIAL SERVICES--4.4%
  Citigroup, Inc.                                                                                    2,850,000         138,310,500
  JP Morgan Chase & Co.                                                                              3,400,000         134,946,000
                                                                                                                 -----------------
                                                                                                                       273,256,500

THRIFTS & MORTGAGE FINANCE--5.1%
  Washington Mutual, Inc.                                                                            4,737,300         206,072,550
  MGIC Investment Corporation                                                                        1,590,600         104,693,292
                                                                                                                 -----------------
                                                                                                                       310,765,842

HEALTH CARE EQUIPMENT--2.0%
  Baxter International, Inc.                                                                         3,200,000         120,480,000

PHARMACEUTICALS--3.6%
  Bristol-Myers Squibb Company                                                                       4,850,000         111,453,000

  Abbott Laboratories                                                                                2,787,300         109,903,239
                                                                                                                 -----------------
                                                                                                                       221,356,239

AEROSPACE & DEFENSE--3.5%
  Raytheon Company                                                                                   3,000,000         120,450,000
  Honeywell International, Inc.                                                                      2,550,000          94,987,500
                                                                                                                 -----------------
                                                                                                                       215,437,500

BUILDING PRODUCTS--2.1%
  Masco Corporation                                                                                  4,333,600         130,831,384

INDUSTRIAL CONGLOMERATES--1.2%
  Tyco International Ltd.                                                                            2,558,000          73,823,880

COMPUTER HARDWARE--3.4%
  Hewlett-Packard Company                                                                            3,875,000         110,941,250
  Sun Microsystems, Inc. (a)                                                                        23,370,000          97,920,300
                                                                                                                 -----------------
                                                                                                                       208,861,550

DATA PROCESSING & OUTSOURCED SERVICES--2.3%
  First Data Corporation                                                                             3,250,000         139,782,500

OFFICE ELECTRONICS--1.4%
  Xerox Corporation (a)                                                                              5,972,400          87,495,660

SEMICONDUCTORS--2.8%
  Texas Instruments Incorporated                                                                     3,000,000          96,210,000
  Intel Corp.                                                                                        3,000,000          74,880,000
                                                                                                                 -----------------
                                                                                                                       171,090,000

    TOTAL COMMON STOCKS (COST: $4,513,698,410)                                                                       5,791,553,349

NAME                                                                                                 PAR VALUE        MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------------
Short Term Investments--5.6%

U.S. GOVERNMENT AGENCIES--1.6%
  Federal Home Loan Bank, 4.02% due 1/4/2006                                                        50,000,000          49,977,667
  Federal Home Loan Mortgage Corporation, 4.17%
  due 1/10/2006                                                                                     50,000,000          49,942,083
                                                                                                                 -----------------
    TOTAL U.S. GOVERNMENT AGENCIES (COST: $99,919,750)                                                                  99,919,750

REPURCHASE AGREEMENTS--4.0%
  IBT Repurchase Agreement, 3.55% dated 12/30/2005 due
  1/3/2006,repurchase price of $240,594,864, collateralized by
  Government National Mortgage Association bonds, with a rate of 4.00%, with maturities from 10/20/2032-2/20/2033, and with a market value plus accrued interest of $37,653,395. Small Business Administration
  Bonds, with rates of 6.125%-7.60%, with maturities from
  1/25/2017-11/25/2030, and with an aggregate market value
  plus accrued interest of $214,871,605                                                            240,500,000         240,500,000

  IBT Repurchase Agreement, 3.02% dated 12/30/2005 due
  1/3/2006, repurchase price $1,712,359, collateralized by a Small
  Business Administration Bond, with a rate of 7.375%, with a maturity
  date of 1/25/2016, and with a market value plus accrued interest of $1,797,373                     1,711,784           1,711,784
                                                                                                                 -----------------
    TOTAL REPURCHASE AGREEMENTS (COST: $242,211,784)                                                                   242,211,784

    TOTAL SHORT TERM INVESTMENTS (COST: $342,131,534)                                                                  342,131,534

    Total Investments (Cost $4,855,829,944)--100.0%                                                              $   6,133,684,883
    Other Assets In Excess Of Other Liabilities--0.0%                                                                    1,267,505
                                                                                                                 -----------------
    TOTAL NET ASSETS--100%                                                                                       $   6,134,952,388
                                                                                                                 =================

(a)  Non-income producing security.
(b)  Represents a foreign domiciled corporation.
(c)  Represents an American Depository Receipt.

                         SEE ACCOMPANYING NOTES TO THE SCHEDULES OF INVESTMENTS.

THE OAKMARK SELECT FUND

SCHEDULE OF INVESTMENTS--DECEMBER 31, 2005 (UNAUDITED)

NAME                                                                                               SHARES HELD        MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------------
Common Stocks--91.6%

APPAREL RETAIL--6.4%
  Limited Brands                                                                                     9,580,981         214,134,925
  The Gap, Inc.                                                                                     10,519,500         185,563,980
                                                                                                                 -----------------
                                                                                                                       399,698,905

BROADCASTING & CABLE TV--5.9%
  Liberty Media Corporation, Class A (a)                                                            30,785,700         242,283,459
  Discovery Holding Company, Class A (a)                                                             8,376,900         126,910,035
                                                                                                                 -----------------
                                                                                                                       369,193,494

LEISURE PRODUCTS--2.5%
  Mattel, Inc.                                                                                       9,670,900         152,993,638

MOVIES & ENTERTAINMENT--8.4%
  Time Warner, Inc.                                                                                 16,240,000         283,225,600
  Viacom, Inc., Class B (a)                                                                          7,350,000         239,610,000
                                                                                                                 -----------------
                                                                                                                       522,835,600

PUBLISHING--2.7%
  Knight-Ridder, Inc.                                                                                2,606,500         164,991,450

RESTAURANTS--11.4%
  Yum! Brands, Inc.                                                                                  9,207,000         431,624,160
  McDonald's Corporation                                                                             8,300,000         279,876,000
                                                                                                                 -----------------
                                                                                                                       711,500,160

SPECIALIZED CONSUMER SERVICES--6.5%
  H&R Block, Inc. (b)                                                                               16,519,600         405,556,180

OIL & GAS EXPLORATION & PRODUCTION--4.5%
  Burlington Resources, Inc.                                                                         3,203,600         276,150,320

OTHER DIVERSIFIED FINANCIAL SERVICES--4.3%
  JP Morgan Chase & Co.                                                                              6,750,000         267,907,500

SPECIALIZED FINANCE--2.5%
  Moody's Corporation                                                                                2,559,200         157,186,064

THRIFTS & MORTGAGE FINANCE--15.5%
  Washington Mutual, Inc.                                                                           22,217,400         966,456,900

HEALTH CARE SERVICES--3.3%
  IMS Health Incorporated                                                                            8,303,441         206,921,750

PHARMACEUTICALS--4.1%
  Bristol-Myers Squibb Company                                                                      10,990,200         252,554,796

DIVERSIFIED COMMERCIAL AND PROFESSIONAL SERVICES--4.2%
  The Dun & Bradstreet Corporation (a) (b)                                                           3,934,900         263,480,904

DATA PROCESSING & OUTSOURCED SERVICES--5.4%
  First Data Corporation                                                                             7,815,400         336,140,354

OFFICE ELECTRONICS--4.0%
  Xerox Corporation (a)                                                                             16,746,400         245,334,760

    TOTAL COMMON STOCKS (COST: $3,839,532,646)                                                                       5,698,902,775

NAME                                                                                                 PAR VALUE        MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------------
Short Term Investments--8.9%

U.S. GOVERNMENT AGENCIES--4.0%
  Fannie Mae, 4.16% due 1/19/2006                                                                   75,000,000          74,835,333
  Federal Home Loan Bank, 4.02% due 1/4/2006                                                        50,000,000          49,977,667
  Federal Home Loan Mortgage Corporation, 4.17%-4.20%                                              125,000,000         124,679,583
    due 1/10/2006 - 1/30/2006

    TOTAL U.S. GOVERNMENT AGENCIES (COST: $249,492,583)                                                                249,492,583

REPURCHASE AGREEMENTS--4.9%
  IBT Repurchase Agreement, 3.55% dated 12/30/2005 due
  1/3/2006,repurchase price $305,120,306, collaterized by a Government
  National Mortgage Association Bond, with a rate of 4.500%, with a maturity of 8/20/2032, and with an aggregate market value plus accrued interest of $11,230,056, Small Business Administration
  Bonds, with rates of 6.125%-7.625%, with maturities from
  9/25/2016-8/25/2030, and with an aggregate market value plus
  accrued interest of $309,019,944                                                                 305,000,000         305,000,000

  IBT Repurchase Agreement, 3.02% dated 12/30/2005 due
  1/3/2006,repurchase price $973,480, collaterized by a Small Business
  Administration Bond, with a rate of 6.375%, with a maturity date of
  12/25/2026, and with a market value plus accrued interest of $1,021,810                              973,153             973,153
                                                                                                                 -----------------
    TOTAL REPURCHASE AGREEMENTS (COST: $305,973,153)                                                                   305,973,153

    TOTAL SHORT TERM INVESTMENTS (COST: $555,465,736)                                                                  555,465,736

    Total Investments (Cost $4,394,998,382)--100.5%                                                              $   6,254,368,511
    Other Liabilities In Excess Of Other Assets--(0.5%)                                                                (32,431,869)
                                                                                                                 -----------------
    TOTAL NET ASSETS--100%                                                                                       $   6,221,936,642
                                                                                                                 =================

(a)  Non-income producing security.
(b) See footnote number two in the Notes to the Schedules of Investments regarding investments in affiliated issuers.

                         SEE ACCOMPANYING NOTES TO THE SCHEDULES OF INVESTMENTS.

THE OAKMARK EQUITY AND INCOME FUND

SCHEDULE OF INVESTMENTS--DECEMBER 31, 2005 (UNAUDITED)

NAME                                                                                               SHARES HELD        MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------------
Equity and Equivalents--60.5%
Common Stocks--60.5%

APPAREL RETAIL--1.7%
  The TJX Companies, Inc.                                                                            7,240,000         168,185,200

BROADCASTING & CABLE TV--4.9%
  EchoStar Communications Corporation, Class A (a)                                                   8,250,000         224,152,500
  The E.W. Scripps Company, Class A                                                                  3,013,800         144,722,676
  The DIRECTV Group, Inc. (a)                                                                        8,026,722         113,337,315
  Clear Channel Communications, Inc.                                                                   300,000           9,435,000
                                                                                                                 -----------------
                                                                                                                       491,647,491

HOMEBUILDING--0.1%
  Pulte Homes, Inc.                                                                                    200,000           7,872,000

LEISURE PRODUCTS--0.4%
  Brunswick Corp.                                                                                    1,000,000          40,660,000

MOVIES & ENTERTAINMENT--1.0%
  News Corporation, Class B                                                                          6,200,000         102,982,000

PUBLISHING--1.4%
  The Washington Post Company, Class B                                                                 192,200         147,033,000

RESTAURANTS--1.0%
  McDonald's Corporation                                                                             3,000,000         101,160,000

BREWERS--0.4%
  InBev NV                                                                                           1,000,000          43,533,841

DISTILLERS & VINTNERS--2.4%
  Diageo plc (b)                                                                                     4,100,000         239,030,000

HYPERMARKETS & SUPER CENTERS--1.6%
  Costco Wholesale Corporation                                                                       3,200,000         158,304,000

PACKAGED FOODS & MEATS--4.0%
  Nestle SA (b)                                                                                      3,900,000         291,610,800
  Smithfield Foods, Inc. (a)                                                                         2,100,000          64,260,000
  Dean Foods Company (a)                                                                               550,000          20,713,000
  Sanderson Farms, Inc.                                                                                675,000          20,607,750
  TreeHouse Foods, Inc. (a)                                                                            325,000           6,084,000
                                                                                                                 -----------------
                                                                                                                       403,275,550

PERSONAL PRODUCTS--1.3%
  Avon Products, Inc.                                                                                4,520,000         129,046,000

TOBACCO--1.2%
  UST, Inc.                                                                                          3,000,000         122,490,000

INTEGRATED OIL & GAS--1.1%
  ConocoPhillips                                                                                     2,000,000         116,360,000

OIL & GAS EXPLORATION & PRODUCTION--12.2%
  XTO Energy, Inc.                                                                                  10,561,338         464,065,192
  Burlington Resources, Inc.                                                                         5,000,000         431,000,000
  EnCana Corp. (c)                                                                                   5,000,000         225,800,000
  St. Mary Land & Exploration Company (d)                                                            2,900,000         106,749,000
  Cabot Oil & Gas Corporation                                                                           75,000           3,382,500
                                                                                                                 -----------------
                                                                                                                     1,230,996,692

INVESTMENT BANKING & BROKERAGE--1.8%
  Morgan Stanley                                                                                     3,200,000         181,568,000

PROPERTY & CASUALTY INSURANCE--4.5%
  SAFECO Corporation                                                                                 4,000,000         226,000,000
  The Progressive Corporation                                                                        1,050,000         122,619,000
  MBIA, Inc.                                                                                         1,850,000         111,296,000
                                                                                                                 -----------------
                                                                                                                       459,915,000

REAL ESTATE INVESTMENT TRUSTS--0.1%
  Plum Creek Timber Company, Inc.                                                                      397,344          14,324,251

BIOTECHNOLOGY--2.1%
  MedImmune, Inc. (a)                                                                                6,000,000         210,120,000

HEALTH CARE EQUIPMENT--1.8%
  Hospira, Inc. (a)                                                                                  2,287,700          97,867,806
  Varian, Inc. (a)(d)                                                                                1,649,400          65,629,626
  CONMED Corporation (a)                                                                               770,100          18,220,566
                                                                                                                 -----------------
                                                                                                                       181,717,998

HEALTH CARE SERVICES--2.7%
  Caremark Rx, Inc. (a)                                                                              5,301,300         274,554,327

AEROSPACE & DEFENSE--6.5%
  General Dynamics Corporation                                                                       2,166,200         247,055,110
  Raytheon Company                                                                                   3,599,700         144,527,955
  Alliant Techsystems, Inc. (a)                                                                      1,325,000         100,925,250
  Rockwell Collins, Inc.                                                                             2,105,700          97,851,879
  Honeywell International, Inc.                                                                      1,889,500          70,383,875
                                                                                                                 -----------------
                                                                                                                       660,744,069

COMMERCIAL PRINTING--1.7%
  R.R. Donnelley & Sons Company                                                                      4,909,500         167,953,995

HUMAN RESOURCE & EMPLOYMENT SERVICES--0.3%
  Watson Wyatt & Company Holdings                                                                    1,236,100          34,487,190

INDUSTRIAL CONGLOMERATES--1.5%
  Tyco International Ltd.                                                                            5,300,000         152,958,000

APPLICATION SOFTWARE--0.5%
  Mentor Graphics Corporation (a)                                                                    3,640,000          37,637,600
  The Reynolds and Reynolds Company, Class A                                                           614,000          17,234,980
                                                                                                                 -----------------
                                                                                                                        54,872,580

DATA PROCESSING & OUTSOURCED SERVICES--1.2%
  Ceridian Corporation (a)                                                                           4,800,000         119,280,000

INTERNET SOFTWARE & SERVICES--0.9%
  Jupiter Telecommunications Co., Ltd. (a)(c)                                                          110,499          88,193,010

PAPER PRODUCTS--0.2%
  Schweitzer-Mauduit International, Inc.                                                               700,000          17,346,000

    TOTAL COMMON STOCKS (COST: $4,516,948,291)                                                                       6,120,610,194

    TOTAL EQUITY AND EQUIVALENTS (COST: $4,516,948,291)                                                              6,120,610,194

NAME                                                                                                 PAR VALUE        MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------------
Fixed Income--35.0%

Corporate Bonds--0.3%

AUTOMOBILE MANUFACTURERS--0.0%
  Toyota Motor Credit Corp., Series B, (MTN),
  4.75% due 4/20/2009                                                                                5,000,000           4,972,250

PUBLISHING--0.1%
  PRIMEDIA, Inc., 8.00% due 5/15/2013                                                                7,000,000           5,923,750

PAPER PACKAGING--0.2%
  Sealed Air Corporation, 144A, 5.625% due (e)
  7/15/2013                                                                                         20,000,000          19,853,120

    TOTAL CORPORATE BONDS (COST: $32,227,438)                                                                           30,749,120

Government and Agency Securities--34.7%

CANADIAN GOVERNMENT BONDS--6.3%
  Canada Government, 3.25% due 12/1/2006                                                     CAD   250,000,000         213,970,746
  Canada Government, 3.00% due 6/1/2007                                                      CAD   250,000,000         212,643,579
  Canada Government, 2.75% due 12/1/2007                                                     CAD   250,000,000         210,755,001
                                                                                                                 -----------------
                                                                                                                       637,369,326

NORWEGIAN GOVERNMENT BONDS--0.1%
  Norway Government, 6.75% due 1/15/2007                                                     NOK    50,000,000           7,705,015

SWEDISH GOVERNMENT BONDS--0.1%
  Kingdom of Sweden, 3.50% due 4/20/2006                                                     SEK    50,000,000           6,324,676

U.S. GOVERNMENT NOTES--20.6%
  United States Treasury Notes, 6.00% due
  8/15/2009                                                                                        500,000,000         526,953,000
  United States Treasury Notes, 4.125% due (f)
  8/15/2008                                                                                        500,000,000         497,246,000
  United States Treasury Notes, 4.125% due
  8/15/2010                                                                                        500,000,000         495,078,000
  United States Treasury Notes, 3.375% due
  1/15/2007, Inflation Indexed                                                                     267,768,690         269,735,183
  United States Treasury Notes, 4.25% due (f)
  10/31/2007                                                                                       250,000,000         249,267,500
  United States Treasury Notes, 4.25% due
  11/30/2007                                                                                        50,000,000          49,853,500
                                                                                                                 -----------------
                                                                                                                     2,088,133,183

U.S. GOVERNMENT AGENCIES--7.6%
  Fannie Mae, 5.25% due 4/15/2007                                                                   50,000,000          50,292,550
  Federal Home Loan Mortgage Corporation, 3.75%
  due 11/15/2006                                                                                    50,000,000          49,584,250
  Fannie Mae, 3.875% due 5/15/2007                                                                  50,000,000          49,415,600
  Federal Home Loan Mortgage Corporation, 4.00%
  due 8/17/2007                                                                                     50,000,000          49,415,200

  Federal Home Loan Bank, 4.125% due 4/18/2008                                                      50,000,000          49,372,950

  Federal Home Loan Bank, 3.625% due 6/20/2007                                                      50,000,000          49,211,600

  Federal Home Loan Bank, 3.875% due 8/22/2008                                                      50,000,000          48,956,850

  Federal Home Loan Bank, 5.00% due 12/20/2011                                                      34,555,000          34,084,292
  Fannie Mae, 4.25% due 7/15/2007                                                                   25,000,000          24,813,775

  Federal Home Loan Bank, 2.875% due 9/15/2006                                                      25,000,000          24,692,575
  Federal Home Loan Mortgage Corporation, 3.75%
  due 4/15/2007                                                                                     25,000,000          24,685,300
  Fannie Mae, 4.25% due 5/15/2009                                                                   25,000,000          24,629,450

  Federal Home Loan Bank, 2.625% due 10/16/2006                                                     25,000,000          24,602,175

  Federal Home Loan Bank, 2.75% due 12/15/2006                                                      25,000,000          24,537,125
  Fannie Mae, 3.25% due 11/15/2007                                                                  25,000,000          24,338,875
  Fannie Mae, 3.625% due 12/28/2009                                                                 24,435,000          24,054,449
  Federal Home Loan Mortgage Corporation,
  3.625% due 3/24/2008                                                                              20,000,000          19,929,620
  Federal Home Loan Mortgage Corporation, 5.00%
  due 10/18/2010                                                                                    20,000,000          19,921,880
  Federal Home Loan Bank, 2.50% due 4/20/2009                                                       20,000,000          19,870,820
  Fannie Mae, 2.60% due 4/28/2009                                                                   18,800,000          18,675,281
  Fannie Mae, 3.50% due 2/8/2010                                                                    15,315,000          15,297,541
  Fannie Mae, 4.25% due 2/19/2010                                                                   12,888,000          12,583,689
  Fannie Mae, 3.125% due 11/30/2009                                                                 12,697,000          12,573,382
  Federal Home Loan Mortgage Corporation, 3.00%
  due 11/17/2006                                                                                    10,000,000           9,852,910
  Fannie Mae, 3.00% due 10/6/2009                                                                   10,000,000           9,828,270
  Fannie Mae, 3.375% due 3/3/2008                                                                    9,300,000           9,230,743

  Fannie Mae, 3.50% due 10/14/2010                                                                   7,550,000           7,455,248
  Federal Home Loan Bank, 3.00% due 8/17/2007                                                        7,500,000           7,413,728
  Fannie Mae, 4.00% due 4/13/2009                                                                    5,000,000           4,984,490
  Federal Home Loan Bank, 4.30% due 8/16/2010                                                        5,000,000           4,968,035
  Federal Home Loan Bank, 4.52% due 8/26/2009                                                        4,825,000           4,755,380
  Federal Home Loan Bank, 2.25% due 2/22/2007                                                        4,000,000           3,970,396
  Fannie Mae, 5.125% due 5/4/2012                                                                    4,013,000           3,968,953
  Federal Home Loan Bank, 3.00% due 2/24/2010                                                        3,000,000           2,992,935
  Fannie Mae, 3.75% due 6/23/2009                                                                    2,820,000           2,804,938
  Federal Home Loan Mortgage Corporation,
  3.125% due 9/15/2010                                                                               2,500,000           2,492,148
  Federal Home Loan Bank, 2.40% due 3/9/2009                                                         2,000,000           1,989,466
  Federal Home Loan Mortgage Corporation, 3.00%
  due 1/13/2009                                                                                      1,000,000             999,545
                                                                                                                 -----------------
                                                                                                                       773,246,414

    TOTAL GOVERNMENT AND AGENCY SECURITIES (COST: $3,516,858,764)                                                    3,512,778,614

    TOTAL FIXED INCOME (COST: $3,549,086,202)                                                                        3,543,527,734

NAME                                                                                                 PAR VALUE        MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------------
Short Term Investments--4.3%

U.S. GOVERNMENT AGENCIES--0.5%
  Federal Home Loan Bank, 4.17% due 1/4/2006                                                        50,000,000          49,976,833

    TOTAL U.S. GOVERNMENT AGENCIES (COST: $49,976,833)                                                                  49,976,833

REPURCHASE AGREEMENTS--3.8%
  IBT Repurchase Agreement, 3.55% dated 12/30/2005 due 1/3/2006, repurchase price of $383,151,072, collateralized by Small Business
  Administration Bonds, with rates of 6.375%-7.825%, with maturities from 8/25/2014- 4/25/2030, and with an aggregate market value
  plus accrued interest of $402,150,000                                                            383,000,000         383,000,000

  IBT Repurchase Agreement, 3.02% dated 12/30/2005 due 1/3/2006, repurchase price of $1,459,275, collateralized by a Small Business
  Administration Bond, with a rate of 7.575%, with a maturity date of
  9/25/2015, and with a market value plus accrued interest of $1,531,724                             1,458,785           1,458,785
                                                                                                                 -----------------
    TOTAL REPURCHASE AGREEMENTS (COST: $384,458,785)                                                                   384,458,785

    TOTAL SHORT TERM INVESTMENTS (COST: $434,435,618)                                                                  434,435,618

    Total Investments (Cost $8,500,470,111)--99.8%                                                               $  10,098,573,546
    Other Assets In Excess Of Other Liabilities--0.2%                                                                   19,471,515
                                                                                                                 -----------------
    TOTAL NET ASSETS--100%                                                                                       $  10,118,045,061
                                                                                                                 =================

(a)  Non-income producing security.
(b)  Represents an American Depository Receipt.
(c)  Represents a foreign domiciled corporation.
(d) See footnote number two in the Notes to the Schedules of Investments regarding investments in affiliated issuers.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)  All or a portion of security out on loan.

Key to abbreviations:

MTN: Medium Term Note
CAD: Canadian Dollar
NOK: Norwegian Krone
SEK: Swedish Krona

                         SEE ACCOMPANYING NOTES TO THE SCHEDULES OF INVESTMENTS.

THE OAKMARK GLOBAL FUND

GLOBAL DIVERSIFICATION--DECEMBER 31, 2005 (UNAUDITED)

                                                                                     % OF FUND
                                                                           EQUITY MARKET VALUE
     -----------------------------------------------------------------------------------------
     EUROPE                                                                   42.4%
                                      Switzerland                                         12.8%
                                      Great Britain                                       10.7%
                                   *  Germany                                              5.3%
                                   *  France                                               4.7%
                                   *  Netherlands                                          4.4%
                                   *  Ireland                                              3.2%
                                   *  Italy                                                1.3%
     UNITED STATES                                                            37.5%
     PACIFIC RIM                                                              17.5%

                                      Japan                                               11.4%
                                      Korea                                                3.8%
                                      Australia                                            2.3%
     OTHER                                                                     2.6%
                                      Bermuda                                              2.6%

     * Euro currency countries comprise 18.9% of the Fund.

THE OAKMARK GLOBAL FUND

SCHEDULE OF INVESTMENTS--DECEMBER 31, 2005 (UNAUDITED)

NAME                                                  DESCRIPTION                                  SHARES HELD        MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------------
Common Stocks--99.0%

APPAREL RETAIL--2.2%
  The TJX Companies, Inc. (United                     Discount Apparel & Home
  States)                                             Fashion Retailer                               1,900,000          44,137,000

APPAREL, ACCESSORIES & LUXURY GOODS--0.4%
                                                      Jewelry Manufacturer &
  Bulgari S.p.A. (Italy)                              Retailer                                         740,000           8,261,840

AUTOMOBILE MANUFACTURERS--2.7%
  Bayerische Motoren Werke (BMW) AG                   Luxury Automobile
  (Germany)                                           Manufacturer                                   1,257,000          55,138,742

BROADCASTING & CABLE TV--2.2%
  Discovery Holding Company, Class A                  Media Management &
  (United States) (a)                                 Network Services                               1,779,335          26,956,925
  Liberty Media Corporation, Class A                  Broadcast Services &
  (United States) (a)                                 Programming                                    2,356,000          18,541,720
                                                                                                                  ----------------
                                                                                                                        45,498,645

HOUSEHOLD APPLIANCES--2.9%
                                                      Tool & Equipment
  Snap-on Incorporated (United States)                Manufacturer                                   1,576,000          59,194,560

LEISURE PRODUCTS--1.2%
                                                      Leisure & Recreation
  Brunswick Corp. (United States)                     Products Manufacturer                            600,000          24,396,000

MOTORCYCLE MANUFACTURERS--2.6%
  Harley-Davidson, Inc. (United States)               Motorcycle Manufacturer                        1,037,000          53,395,130

MOVIES & ENTERTAINMENT--6.3%
                                                      Worldwide Entertainment &
  Viacom, Inc., Class B (United States) (a)           Publishing Company                             1,670,000          54,442,000

                                                      Music, Games, Television,
  Vivendi Universal SA (France)                       Film, & Telecommunications                     1,430,500          44,813,727
                                                      Filmed Entertainment &
  Time Warner, Inc. (United States)                   Television Networks                            1,600,000          27,904,000
                                                                                                                  ----------------
                                                                                                                       127,159,727

PUBLISHING--2.7%
  Trinity Mirror plc (Great Britain)                  Newspaper Publishing                           2,372,800          23,392,846
  The Washington Post Company, Class                  Newspaper & Magazine
  B (United States)                                   Publishing                                        22,100          16,906,500
                                                      Publishing & Broadcast
  Tribune Company (United States)                     Services                                         484,500          14,660,970
                                                                                                                  ----------------
                                                                                                                        54,960,316

DISTILLERS & VINTNERS--4.0%
                                                      Beverages, Wines, & Spirits
  Diageo plc (Great Britain)                          Manufacturer                                   5,517,500          79,979,659

HOUSEHOLD PRODUCTS--2.6%
                                                      Consumer Chemical Products
  Henkel KGaA (Germany)                               Manufacturer                                     558,000          51,886,988

PACKAGED FOODS & MEATS--4.9%
                                                      Food & Beverage
  Nestle SA (Switzerland)                             Manufacturer                                     257,000          76,865,297
                                                      Beverage & Confectionary
  Cadbury Schweppes plc (Great Britain)               Manufacturer                                   2,423,000          22,908,065
                                                                                                                  ----------------
                                                                                                                        99,773,362

SOFT DRINKS--1.0%
  Lotte Chilsung Beverage Co., Ltd.                   Soft Drinks, Juices & Sports
  (Korea)                                             Drinks Manufacturer                               20,880          20,330,799

OIL & GAS EXPLORATION & PRODUCTION--5.4%
  Burlington Resources, Inc. (United                  Oil & Natural Gas
  States)                                             Exploration & Production                       1,260,000         108,612,000

ASSET MANAGEMENT & CUSTODY BANKS--3.7%
  Julius Baer Holding AG-B
  (Switzerland)                                       Asset Management                               1,062,375          75,271,775

DIVERSIFIED BANKS--6.0%
  Bank of Ireland (Ireland)                           Commercial Bank                                4,029,000          63,490,491
  Australia and New Zealand Banking
  Group Limited (Australia)                           Commercial Bank                                2,260,000          39,704,861
  Banco Popolare di Verona e Novara
  Scrl (Italy)                                        Commercial Bank                                  863,600          17,473,828
                                                                                                                  ----------------
                                                                                                                       120,669,180

DIVERSIFIED CAPITAL MARKETS--0.5%
                                                      Investment Services &
  Credit Suisse Group (Switzerland)                   Insurance                                        190,700           9,723,668

INVESTMENT BANKING & BROKERAGE--1.2%
  Daiwa Securities Group, Inc. (Japan)                Stock Broker                                   2,062,000          23,383,325

SPECIALIZED FINANCE--2.1%
  Euronext NV (Netherlands)                           Stock Exchange                                   827,000          43,081,573

HEALTH CARE SERVICES--2.4%
  Laboratory Corporation of America                   Medical Laboratory & Testing
  Holdings (United States) (a)                        Services                                         920,000          49,542,000

HEALTH CARE SUPPLIES--0.3%
                                                      Protective Rubber & Plastics
  Ansell Limited (Australia)                          Products                                         840,966           6,816,641

PHARMACEUTICALS--10.1%
  Takeda Pharmaceutical Company                       Pharmaceuticals & Food
  Limited (Japan)                                     Supplements                                    1,281,000          69,319,593

  GlaxoSmithKline plc (Great Britain)                 Pharmaceuticals                                2,614,200          66,073,590
  Novartis AG (Switzerland)                           Pharmaceuticals                                  899,600          47,273,501

  Santen Pharmaceutical Co., Ltd. (Japan)             Pharmaceuticals                                  781,000          21,595,081
                                                                                                                  ----------------
                                                                                                                       204,261,765

AEROSPACE & DEFENSE--1.0%
  Alliant Techsystems, Inc. (United                   Propulsion Systems &
  States) (a)                                         Munitions                                        269,087          20,496,357

DIVERSIFIED COMMERCIAL AND PROFESSIONAL SERVICES--3.1%

  Equifax Inc. (United States)                        Credit Reporting & Collection                  1,005,600          38,232,912
                                                      Software Engineering
  Meitec Corporation (Japan)                          Services                                         760,000          24,624,258
                                                                                                                  ----------------
                                                                                                                        62,857,170

ENVIRONMENTAL & FACILITIES SERVICES--2.2%

  Waste Management, Inc. (United States)              Waste Management Services                      1,500,000          45,525,000

HUMAN RESOURCE & EMPLOYMENT SERVICES--1.1%
  Michael Page International plc (Great               Recruitment Consultancy
  Britain)                                            Services                                       4,815,400          22,369,868

INDUSTRIAL CONGLOMERATES--2.6%
                                                      Diversified Manufacturing &
  Tyco International Ltd. (Bermuda)                   Services                                       1,804,000          52,063,440

COMPUTER HARDWARE--2.8%
                                                      Technology Products &
  Dell Inc. (United States) (a)                       Services                                       1,877,000          56,291,230

DATA PROCESSING & OUTSOURCED SERVICES--4.5%
                                                      Electronic Debit Payment
  eFunds Corporation (United States) (a)              Services                                       2,237,100          52,437,624
  Ceridian Corporation (United States) (a)            Data Management Services                       1,538,000          38,219,300
                                                                                                                  ----------------
                                                                                                                        90,656,924

OFFICE ELECTRONICS--2.5%
                                                      Mailroom Equipment
  Neopost SA (France)                                 Supplier                                         494,750          49,613,809

SEMICONDUCTORS--2.4%
                                                      Integrated Circuits & Semi-
                                                      Conductor Devices
  Rohm Company Limited (Japan)                        Manufacturer                                     442,000          48,098,897

DIVERSIFIED CHEMICALS--2.3%
  Akzo Nobel N.V. (Netherlands)                       Chemical Producer                                992,300          45,994,735

SPECIALTY CHEMICALS--2.3%
  Lonza Group AG, Registered Shares
  (Switzerland)                                       Industrial Organic Chemicals                     408,400          24,988,858
                                                      Fragrance & Flavor
  Givaudan (Switzerland)                              Compound Manufacturer                             32,800          22,228,615
                                                                                                                  ----------------
                                                                                                                        47,217,473

WIRELESS TELECOMMUNICATION SERVICES--4.8%

  SK Telecom Co., Ltd. (Korea)                        Mobile Telecommunications                        300,000          53,895,782

  NTT DoCoMo, Inc. (Japan)                            Mobile Telecommunications                         26,400          40,305,343

  SK Telecom Co., Ltd. (Korea) (b)                    Mobile Telecommunications                         55,000           1,115,950
                                                                                                                  ----------------
                                                                                                                        95,317,075

  TOTAL COMMON STOCKS (COST: $1,523,612,954)                                                                         2,001,976,673

NAME                                                  DESCRIPTION                                    PAR VALUE        MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS--0.8%

REPURCHASE AGREEMENTS--0.8%

  IBT Repurchase Agreement, 3.55% dated 12/30/2005
  due 1/3/2006,repurchase price $14,505,719,
  collateralized by Small Business Administration
  Bonds, with rates of 6.875%-7.625%, with maturities
  from 6/25/2016-3/25/2028, and with an aggregate
  market value plus accrued interest of $15,225,000                                                 14,500,000          14,500,000

  IBT Repurchase Agreement, 3.02% dated 12/30/2005
  due 1/3/2006,repurchase price $2,221,087,
  collateralized by a Small Business Administration
  Bond, with a rate of 7.375%, with a maturity date
  of 12/25/2014, and a market value plus accrued
  interest of $2,331,359                                                                             2,220,342           2,220,342
                                                                                                                  ----------------
  TOTAL REPURCHASE AGREEMENTS (COST: $16,720,342)                                                                       16,720,342

  TOTAL SHORT TERM INVESTMENTS (COST: $16,720,342)                                                                      16,720,342

  Total Investments (Cost $1,540,333,296)--99.8%                                                                  $  2,018,697,015
  Other Assets In Excess Of Other Liabilities--0.2%                                                                      4,326,016
                                                                                                                  ----------------
  TOTAL NET ASSETS--100%                                                                                          $  2,023,023,031
                                                                                                                  ================

(a)  Non-income producing security.
(b)  Represents an American Depository Receipt.

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF INVESTMENTS.

THE OAKMARK INTERNATIONAL FUND

INTERNATIONAL DIVERSIFICATION--DECEMBER 31, 2005 (UNAUDITED)

                                                                                     % OF FUND
                                                                           EQUITY MARKET VALUE
----------------------------------------------------------------------------------------------
     EUROPE                                                                   71.8%
                                      Great Britain                                       25.4%
                                      Switzerland                                         15.2%
                                   *  France                                               9.4%
                                   *  Germany                                              8.6%
                                   *  Netherlands                                          7.6%
                                   *  Ireland                                              2.9%
                                   *  Italy                                                2.3%
                                   *  Spain                                                0.3%
                                   *  Belgium                                              0.1%
     PACIFIC RIM                                                              27.3%
                                      Japan                                               14.1%
                                      Korea                                                7.6%
                                      Australia                                            2.2%
                                      Singapore                                            1.3%
                                      Taiwan                                               1.2%
                                      Hong Kong                                            0.9%
     OTHER                                                                     0.5%
                                      Israel                                               0.5%
     LATIN AMERICA                                                             0.4%
                                      Mexico                                               0.4%

     * Euro currency countries comprise 31.2% of the Fund.

SCHEDULE OF INVESTMENTS--DECEMBER 31, 2005 (UNAUDITED)

NAME                                                  DESCRIPTION                                  SHARES HELD        MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------------
Common Stocks--96.5%

ADVERTISING--2.2%
                                                      Advertising & Media
  Publicis Groupe (France)                            Services                                       3,965,400         138,028,159

APPAREL RETAIL--0.9%
  Giordano International Limited (Hong                Pacific Rim Clothing Retailer
  Kong) (b)                                           & Manufacturer                                94,892,300          53,237,057

APPAREL, ACCESSORIES & LUXURY GOODS--2.0%
  Swatch Group AG, Bearer Shares
  (Switzerland)                                       Watch Manufacturer                               845,300         125,444,064
  Swatch Group AG, Registered Shares
  (Switzerland)                                       Watch Manufacturer                                24,700             747,203
                                                                                                                  ----------------
                                                                                                                       126,191,267

AUTOMOBILE MANUFACTURERS--5.0%
  Bayerische Motoren Werke (BMW) AG                   Luxury Automobile
  (Germany)                                           Manufacturer                                   4,408,500         193,380,384
                                                      Automobile & Motorcycle
  Honda Motor Co., Ltd. (Japan)                       Manufacturer                                   2,025,000         115,591,603
                                                                                                                  ----------------
                                                                                                                       308,971,987

BROADCASTING & CABLE TV--3.4%
  British Sky Broadcasting Group plc                  Television Production &
  (Great Britain)                                     Broadcasting                                  15,912,000         135,928,749
                                                      Television Production &
  Societe Television Francaise 1 (France)             Broadcasting                                   1,157,000          32,108,819
                                                      Television Production &
  Grupo Televisa S.A. (Mexico) (c)                    Broadcasting                                     294,500          23,707,250
                                                      Television Production &
  Gestevision Telecinco SA (Spain)                    Broadcasting                                     669,500          16,899,394
                                                                                                                  ----------------
                                                                                                                       208,644,212

CONSUMER ELECTRONICS--0.9%
  Koninklijke (Royal) Philips Electronics
  N.V. (Netherlands)                                  Electronics Manufacturer                       1,787,000          55,537,615

MOVIES & ENTERTAINMENT--1.4%
                                                      Music, Games, Television,
  Vivendi Universal SA (France)                       Film, & Telecommunications                     2,789,300          87,381,285

PUBLISHING--2.2%
  Trinity Mirror plc (Great Britain)                  Newspaper Publishing                           9,241,000          91,104,723
  Johnston Press plc (Great Britain)                  Newspaper Publisher                            5,792,600          46,393,862
                                                                                                                  ----------------
                                                                                                                       137,498,585

SPECIALTY STORES--2.4%
  Signet Group plc (Great Britain)                    Jewelry Retailer                              80,549,000         148,982,726

TEXTILES--0.3%
                                                      Wool, Textile Production &
  Chargeurs SA (France) (b)                           Trading                                          790,182          16,839,648

BREWERS--1.6%
  Heineken Holding NV (Netherlands)                   Brewer                                         2,594,600          76,243,979
  Heineken NV (Netherlands)                           Brewer                                           497,500          15,773,825
  InBev NV (Belgium)                                  Brewer                                           132,000           5,746,467
                                                                                                                  ----------------
                                                                                                                        97,764,271

DISTILLERS & VINTNERS--3.3%
                                                      Beverages, Wines, & Spirits
  Diageo plc (Great Britain)                          Manufacturer                                  12,570,000         182,210,116
                                                      Wines, Spirits, & Fruit Juice
  Pernod-Ricard SA (France)                           Manufacturer                                     157,000          27,398,734
                                                                                                                  ----------------
                                                                                                                       209,608,850

HOUSEHOLD PRODUCTS--3.4%
                                                      Consumer Chemical Products
  Henkel KGaA (Germany)                               Manufacturer                                   1,228,200         114,207,165
                                                      Toiletry Product
  Uni-Charm Corporation (Japan)                       Manufacturer                                   1,871,000          84,107,718
                                                      Household & Chemical
  KAO Corp. (Japan)                                   Products Manufacturer                            575,000          15,411,366
                                                                                                                  ----------------
                                                                                                                       213,726,249

HYPERMARKETS & SUPER CENTERS--0.8%
  Metro AG (Germany)                                  Food Retailer                                    978,700          47,276,260

PACKAGED FOODS & MEATS--4.7%
                                                      Food & Beverage
  Nestle SA (Switzerland)                             Manufacturer                                     575,100         172,004,795
                                                      Beverage & Confectionary
  Cadbury Schweppes plc (Great Britain)               Manufacturer                                  12,390,400         117,144,073
                                                                                                                  ----------------
                                                                                                                       289,148,868

PERSONAL PRODUCTS--1.3%
                                                      Health & Beauty Aid
  L'Oreal SA (France)                                 Manufacturer                                   1,077,000          80,077,169

SOFT DRINKS--1.4%
  Lotte Chilsung Beverage Co., Ltd.                   Soft Drinks, Juices & Sports
  (Korea) (b)                                         Drinks Manufacturer                               86,800          84,516,923

TOBACCO--1.1%
                                                      Tobacco Products
  KT&G Corporation (Korea)                            Manufacturer                                   1,559,000          69,710,124

INTEGRATED OIL & GAS--1.6%
                                                      Oil & Natural Gas
  BP p.l.c. (Great Britain)                           Exploration & Production                       6,294,100          67,033,452
                                                      Oil & Natural Gas
  Total SA (France)                                   Exploration & Production                         126,000          31,655,508
                                                                                                                  ----------------
                                                                                                                        98,688,960

DIVERSIFIED BANKS--14.8%
  Bank of Ireland (Ireland)                           Commercial Bank                               10,968,500         172,845,731
  Australia and New Zealand Banking
  Group Limited (Australia)                           Commercial Bank                                7,348,800         129,107,558
  Kookmin Bank (Korea)                                Commercial Banking                             1,561,500         118,565,509
  Lloyds TSB Group plc (Great Britain)                Commercial Bank                               12,952,600         108,865,136
  BNP Paribas SA (France)                             Commercial Banking                             1,156,000          93,546,968
  UniCredito Italiano S.p.A. (Italy)                  Banking Services                              11,291,000          77,761,536
  Chinatrust Financial Holding Co.
  (Taiwan)                                            Commercial Banking                            93,805,606          74,298,074
  United Overseas Bank Limited, Foreign
  Shares (Singapore)                                  Commercial Banking                             8,395,368          73,707,792
  Banco Popolare di Verona e Novara
  Scrl (Italy)                                        Commercial Bank                                2,938,400          59,454,720
                                                                                                                  ----------------
                                                                                                                       908,153,024

DIVERSIFIED CAPITAL MARKETS--2.1%
                                                      Investment Services &
  Credit Suisse Group (Switzerland)                   Insurance                                      2,507,000         127,830,289

INVESTMENT BANKING & BROKERAGE--1.6%
  Daiwa Securities Group, Inc. (Japan)                Stock Broker                                   8,995,000         102,004,368

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.0%
  United Overseas Land Limited
  (Singapore)                                         Real Estate Investor                             839,536           1,267,167

REINSURANCE--0.4%
  Hannover Rueckversicherung AG
  (Germany)                                           Reinsurance                                      626,400          22,196,875

SPECIALIZED FINANCE--4.8%
  Euronext NV (Netherlands)                           Stock Exchange                                 3,094,600         161,209,473
  Deutsche Boerse AG (Germany)                        Electronic Trading Systems                     1,328,000         136,097,042
                                                                                                                  ----------------
                                                                                                                       297,306,515

PHARMACEUTICALS--9.4%
  GlaxoSmithKline plc (Great Britain)                 Pharmaceuticals                                8,470,000         214,078,229
  Novartis AG (Switzerland)                           Pharmaceuticals                                3,089,000         162,325,304
  Takeda Pharmaceutical Company                       Pharmaceuticals & Food
  Limited (Japan)                                     Supplements                                    2,876,800         155,674,165
  Sanofi-Aventis (France)                             Pharmaceuticals                                  588,508          51,560,539
                                                                                                                  ----------------
                                                                                                                       583,638,237

DIVERSIFIED COMMERCIAL AND PROFESSIONAL SERVICES--1.3%
                                                      Software Engineering
  Meitec Corporation (Japan) (b)                      Services                                       2,483,800          80,475,963

ENVIRONMENTAL & FACILITIES SERVICES--0.2%
  Rentokil Initial plc (Great Britain)                Global Business Services                       3,400,000           9,564,537

HUMAN RESOURCE & EMPLOYMENT SERVICES--1.8%
  Michael Page International plc (Great               Recruitment Consultancy
  Britain) (b)                                        Services                                      23,641,000         109,823,911

INDUSTRIAL MACHINERY--1.2%
  Enodis plc (Great Britain) (a)(b)                   Food Processing Equipment                     33,585,320          74,831,863

MARINE PORTS & SERVICES--1.9%
  Associated British Ports Holdings plc
  (Great Britain)                                     Port Operator                                 11,623,000         117,387,982

ELECTRONIC EQUIPMENT MANUFACTURERS--0.5%
  Orbotech, Ltd. (Israel) (a)                         Optical Inspection Systems                     1,237,700          29,667,669

SEMICONDUCTORS--1.9%
                                                      Integrated Circuits & Semi-
                                                      Conductor Devices
  Rohm Company Limited (Japan)                        Manufacturer                                   1,095,700         119,235,208

DIVERSIFIED CHEMICALS--2.4%
  Akzo Nobel N.V. (Netherlands)                       Chemical Producer                              3,182,200         147,500,197

FERTILIZERS & AGRICULTURAL CHEMICALS--1.9%
  Syngenta AG (Switzerland) (a)                       Crop Protection Products                         932,400         116,017,808

SPECIALTY CHEMICALS--3.3%
                                                      Fragrance & Flavor
  Givaudan (Switzerland)                              Compound Manufacturer                            155,700         105,518,151
  Lonza Group AG, Registered Shares
  (Switzerland)                                       Industrial Organic Chemicals                   1,629,000          99,673,973
                                                                                                                  ----------------
                                                                                                                       205,192,124

WIRELESS TELECOMMUNICATION SERVICES--7.1%

  SK Telecom Co., Ltd. (Korea)                        Mobile Telecommunications                      1,010,500         181,538,958

  NTT DoCoMo, Inc. (Japan)                            Mobile Telecommunications                        110,900         169,312,977

  Vodafone Group Plc (Great Britain)                  Mobile Telecommunications                     36,699,000          79,243,793

  Vodafone Group Plc (Great Britain) (c)              Mobile Telecommunications                        606,000          13,010,820

  SK Telecom Co., Ltd. (Korea) (c)                    Mobile Telecommunications                         43,500             882,615
                                                                                                                  ----------------
                                                                                                                       443,989,163

  TOTAL COMMON STOCKS (COST: $4,471,319,216)                                                                         5,967,913,115

NAME                                                  DESCRIPTION                                    PAR VALUE        MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------------
Short Term Investments--3.6%

U.S. GOVERNMENT AGENCIES--1.0%
  Fannie Mae, 4.15%-4.16%
    due 1/12/2006 - 1/19/2006                                                                       40,000,000          39,928,422
  Federal Home Loan Bank, 4.17% due
  1/4/2006                                                                                          20,000,000          19,990,734

  TOTAL U.S. GOVERNMENT AGENCIES (COST: $59,919,156)                                                                    59,919,156

REPURCHASE AGREEMENTS--2.6%

  IBT Repurchase Agreement, 3.55% dated 12/30/2005
  due 1/3/2006,repurchase price of $159,062,717,
  collateralized by Small Business Administration
  Bonds, with rates of 6.125%-7.375%, with
  maturities from 10/25/2017-11/25/2030, and with an
  aggregate market value plus accrued interest of
  $166,950,000                                                                                     159,000,000         159,000,000

  IBT Repurchase Agreement, 3.02% dated 12/30/2005
  due 1/3/2006,repurchase price $1,220,076,
  collateralized by a Small Business Administration
  Bond, with a rate of 6.625%, with a maturity date
  of 1/25/2027, and with a market value plus accrued
  interest of $1,280,650                                                                             1,219,667           1,219,667
                                                                                                                  ----------------
  TOTAL REPURCHASE AGREEMENTS (COST: $160,219,667)                                                                     160,219,667

  TOTAL SHORT TERM INVESTMENTS (COST: $220,138,823)                                                                    220,138,823

  Total Investments (Cost $4,691,458,039)--100.1%                                                                 $  6,188,051,938
  Foreign Currencies (Cost $3,303,803)--0.0%                                                                      $      3,348,338
  Other Liabilities In Excess Of Other Assets--(0.1%)                                                                   (7,814,837)
                                                                                                                  ----------------
  TOTAL NET ASSETS--100%                                                                                          $  6,183,585,439
                                                                                                                  ================

(a)  Non-income producing security.
(b) See footnote number two in the Notes to the Schedules of Investments regarding investments in affiliated issuers.
(c)  Represents an American Depository Receipt.

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF INVESTMENTS.

THE OAKMARK INTERNATIONAL SMALL CAP FUND

INTERNATIONAL DIVERSIFICATION--DECEMBER 31, 2005 (UNAUDITED)

                                                                                    % OF FUND
                                                                          EQUITY MARKET VALUE
---------------------------------------------------------------------------------------------
     EUROPE                                                              73.8%
                                     Great Britain                                      28.2%
                                     Switzerland                                        15.8%
                                   * Germany                                             7.3%
                                   * France                                              5.2%
                                   * Spain                                               4.6%
                                   * Italy                                               3.9%
                                     Sweden                                              2.2%
                                     Norway                                              2.0%
                                   * Finland                                             1.6%
                                     Turkey                                              1.5%
                                     Denmark                                             1.2%
                                   * Greece                                              0.3%
     PACIFIC RIM                                                         24.9%
                                     Japan                                              10.9%
                                     Korea                                               5.0%
                                     Australia                                           3.3%
                                     New Zealand                                         1.9%
                                     Hong Kong                                           1.6%
                                     Malaysia                                            1.5%
                                     Philippines                                         0.4%
                                     Singapore                                           0.3%
     OTHER                                                                1.3%
                                     Israel                                              1.3%

     * Euro currency countries comprise 22.9% of the Fund.

THE OAKMARK INTERNATIONAL SMALL CAP FUND

SCHEDULE OF INVESTMENTS--DECEMBER 31, 2005 (UNAUDITED)

NAME                                                  DESCRIPTION                                   SHARES HELD       MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------------
Common Stocks--97.2%

ADVERTISING--1.2%

  Asatsu-DK, Inc. (Japan)                             Advertising Services Provider                     400,200         12,729,008

APPAREL RETAIL--7.3%
  Matalan plc (Great Britain)                         Clothing Retailer                              12,568,000         39,571,687
                                                      Sportswear & Sports
  JJB Sports plc (Great Britain) (b)                  Equipment Retailer                             12,033,000         36,386,187
                                                                                                                  ----------------
                                                                                                                        75,957,874

APPAREL, ACCESSORIES & LUXURY GOODS--0.8%
                                                      Jewelry Manufacturer &
  Bulgari S.p.A. (Italy)                              Retailer                                          784,900          8,763,133

AUTO PARTS & EQUIPMENT--1.4%
                                                      Auto Parts & Equipment
  Kongsberg Automotive ASA (Norway) (a)               Manufacturer                                    2,087,800         14,919,269

BROADCASTING & CABLE TV--4.2%
  Sogecable SA (Spain) (a)                            Cable Television Services                         529,500         21,226,886
                                                      Film Producer & Sports
  Media Prima Berhad (Malaysia) (a) (b)               Promoter                                       33,237,400         14,950,015
                                                      Television Entertainment
  M6 Metropole Television (France)                    Channel Owner & Operator                          297,700          8,247,609
                                                                                                                  ----------------
                                                                                                                        44,424,510

HOME IMPROVEMENT RETAIL--4.1%
  Carpetright plc (Great Britain)                     Carpet Retailer                                 2,246,000         42,701,126

PHOTOGRAPHIC PRODUCTS--1.5%

  Vitec Group plc (Great Britain) (b)                 Photo Equipment & Supplies                      2,383,907         15,381,117

PUBLISHING--3.9%
                                                      Educational Information
  Daekyo Co., Ltd. (Korea)                            Service Provider                                  321,900         25,176,893
                                                      TV Broadcasting &
  Tamedia AG (Switzerland)                            Publishing                                        166,004         15,728,689
                                                                                                                  ----------------
                                                                                                                        40,905,582

BREWERS--0.7%
  Kook Soon Dang Brewery Co., Ltd.
  (Korea)                                             Wine & Spirits Manufacturer                       446,500          7,290,248

DISTILLERS & VINTNERS--1.3%
                                                      Beverages, Wines, & Spirits
  Baron De Ley, S.A. (Spain) (a)                      Manufacturer                                      265,657         13,068,497

PACKAGED FOODS & MEATS--2.7%
                                                      Candy & Snacks
  Lotte Confectionery Co., Ltd. (Korea)               Manufacturer                                       15,334         18,202,942
  Robert Wiseman Dairies plc (Great
  Britain)                                            Milk Processor & Distributor                      959,000          4,768,522

  Alaska Milk Corporation (Philippines) (b)           Milk Producer                                  56,360,000          3,613,502
                                                                                                                  ----------------
                                                                                                                        26,584,966

ASSET MANAGEMENT & CUSTODY BANKS--6.7%
  Julius Baer Holding AG-B
  (Switzerland)                                       Asset Management                                  591,500         41,909,170
  MLP AG (Germany)                                    Asset Management                                1,353,700         28,079,534
                                                                                                                  ----------------
                                                                                                                        69,988,704

INSURANCE BROKERS--3.6%
  Benfield Group Ltd. Common Stock
  (Great Britain)                                     Reinsurance Service Provider                    5,979,543         37,037,170

MULTI-SECTOR HOLDINGS--2.9%
  Pargesa Holding AG, Class B
  (Switzerland)                                       Diversified Operations                            357,800         30,551,872

OTHER DIVERSIFIED FINANCIAL SERVICES--1.5%
  Ichiyoshi Securities Co., Ltd. (Japan)              Stock Broker                                      872,300         15,611,137

REAL ESTATE MANAGEMENT & DEVELOPMENT--1.9%
  Countrywide PLC (Great Britain)                     Real Estate Service Provider                    2,693,000         19,448,869

SPECIALIZED FINANCE--0.3%

  Athens Stock Exchange S.A. (Greece)                 Exchange Services                                 293,000          3,108,200

HEALTH CARE SUPPLIES--2.4%
                                                      Healthcare Products &
  Coloplast A/S, Class B (Denmark)                    Services Provider                                 203,000         12,594,491
                                                      Protective Rubber & Plastics
  Ansell Limited (Australia)                          Products                                        1,507,384         12,218,444
                                                                                                                  ----------------
                                                                                                                        24,812,935

PHARMACEUTICALS--1.9%

  Santen Pharmaceutical Co., Ltd. (Japan)             Pharmaceuticals                                   709,000         19,604,241

AIR FREIGHT & LOGISTICS--1.8%
  Mainfreight Limited (New Zealand) (b)               Logistics Services                              7,596,017         18,933,718

COMMERCIAL PRINTING--1.2%
  De La Rue Plc (Great Britain)                       Commercial Printing                             1,566,190         12,597,761

DIVERSIFIED COMMERCIAL AND PROFESSIONAL SERVICES--2.2%
  Prosegur, Compania de Seguridad SA                  Security & Transportation
  (Spain)                                             Services                                          552,800         12,644,700

  Intrum Justitia AB (Sweden) (a)                     Diversified Financial Services                  1,157,443         10,674,292
                                                                                                                  ----------------
                                                                                                                        23,318,992

ELECTRICAL COMPONENTS & EQUIPMENT--1.3%
  Pfeiffer Vacuum Technology AG
  (Germany)                                           Vacuum Pump Manufacturer                          254,000         13,884,395
                                                      Electrical Systems
  Carbone Lorraine SA (France)                        Manufacturer                                        4,980            227,588
                                                                                                                  ----------------
                                                                                                                        14,111,983

INDUSTRIAL CONGLOMERATES--2.9%
  Dogan Sirketler Grubu Holdings A.S.
  (Turkey) (a)                                        Diversified Holding Company                     4,637,511         15,109,255
                                                      Automotive Pump
  Rheinmetall AG (Germany)                            Manufacturer                                      185,600         11,703,412
  Haw Par Corporation Limited
  (Singapore)                                         Diversified Operations                          1,029,687          3,188,844
                                                                                                                  ----------------
                                                                                                                        30,001,511

INDUSTRIAL MACHINERY--12.4%
                                                      Electronic Instrument
  Halma plc (Great Britain)                           Producer                                       10,734,000         34,720,561

  Interpump Group S.p.A. (Italy) (b)                  Pump & Piston Manufacturer                      4,709,000         30,596,810
                                                      Elevator & Escalator
  Schindler Holding AG (Switzerland)                  Manufacturer                                       64,200         25,381,963
                                                      Textile Equipment
  Saurer AG (Switzerland) (a)                         Manufacturer                                      298,853         19,900,790
                                                      Filtration & Separation
  Alfa Laval AB (Sweden)                              Equipment                                         551,900         11,951,452
                                                      Industrial Fastener
  LISI (France)                                       Manufacturer                                      127,600          6,949,313
                                                                                                                  ----------------
                                                                                                                       129,500,889

OFFICE SERVICES & SUPPLIES--0.8%
  Domino Printing Sciences plc (Great
  Britain)                                            Printing Equipment                              1,809,000          8,061,310

COMMUNICATION EQUIPMENT--0.5%
                                                      Develops & Markets
  Tandberg ASA (Norway)                               Communication Equipments                          920,300          5,634,963

COMPUTER HARDWARE--2.0%
                                                      Banking Machine
  Wincor Nixdorf AG (Germany)                         Manufacturer                                      194,500         20,579,969

COMPUTER STORAGE & PERIPHERALS--1.1%
                                                      Manufacturing Process
  Lectra (France) (b)                                 Systems                                         2,186,404         11,752,212

DATA PROCESSING & OUTSOURCED SERVICES--2.1%

  Baycorp Advantage Limited (Australia)               Credit Reference Services                       8,662,000         21,285,934

ELECTRONIC EQUIPMENT MANUFACTURERS--5.2%
                                                      Digital Camera Motors
  Mabuchi Motor Co., Ltd. (Japan)                     Manufacturer                                      466,500         25,916,667
                                                      Atmospheric Observation
  Vaisala Oyj, Class A (Finland)                      Equipment                                         559,600         15,900,922

  Orbotech, Ltd. (Israel) (a)                         Optical Inspection Systems                        536,500         12,859,905
                                                                                                                  ----------------
                                                                                                                        54,677,494

HOME ENTERTAINMENT SOFTWARE--1.2%
  Square Enix Co., Ltd. (Japan)                       Entertainment Software                            447,900         12,574,631

IT CONSULTING & OTHER SERVICES--2.3%
                                                      Business & Technology
  Morse plc (Great Britain) (b)                       Solutions                                      12,474,000         20,496,344
                                                      Systems Consulting &
  Alten (France) (a)                                  Engineering                                       113,316          3,394,260
                                                                                                                  ----------------
                                                                                                                        23,890,604

OFFICE ELECTRONICS--2.1%
                                                      Mailroom Equipment
  Neopost SA (France)                                 Supplier                                          220,700         22,131,921

INDUSTRIAL GASES--2.3%
  Taiyo Ink Mfg. Co., Ltd. (Japan)                    Manufacturer of Resist Inks                       502,300         24,369,432

SPECIALTY CHEMICALS--3.9%
  Gurit-Heberlein AG (Switzerland) (b)                Chemical Producer                                  26,700         26,415,525

  Croda International plc (Great Britain)             Chemical Producer                               1,859,600         14,749,855
                                                                                                                  ----------------
                                                                                                                        41,165,380

ALTERNATIVE CARRIERS--1.6%
  Asia Satellite Telecommunications
  Holdings Limited (Hong Kong)                        Satellite Operator                              9,383,500         16,640,308


  TOTAL COMMON STOCKS (COST: $766,351,991)                                                                           1,014,117,470


NAME                                                  DESCRIPTION                                     PAR VALUE       MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------------
Short Term Investments--2.1%

REPURCHASE AGREEMENTS--2.1%
  IBT Repurchase Agreement, 3.55% dated 12/30/2005
  due 1/3/2006,repurchase price $19,007,494,
  collateralized by Small Business Administration
  Bonds, with rates of 6.580%-7.125%, with
  maturities from 6/25/2016-1/25/2028, and with an
  aggregate market value plus accrued interest of
  $19,950,000                                                                                        19,000,000         19,000,000

  IBT Repurchase Agreement, 3.02% dated 12/30/2005
  due 1/3/2006,repurchase price $2,385,487,
  collateralized by a Small Business Administration
  Bond, with a rate of 7.375%, with a maturity date
  of 8/25/2016, and with a market value plus
  accrued interest of $2,503,921                                                                      2,384,687          2,384,687
                                                                                                                  ----------------

  TOTAL REPURCHASE AGREEMENTS (COST: $21,384,687)                                                                       21,384,687


  TOTAL SHORT TERM INVESTMENTS (COST: $21,384,687)                                                                      21,384,687

  Total Investments (Cost $787,736,678)--99.3%                                                                    $  1,035,502,157
  Foreign Currencies (Cost $1,904,466)--0.2%                                                                      $      1,923,951
  Other Assets In Excess Of Other Liabilities--0.5%                                                                      5,699,179
                                                                                                                  ----------------

  TOTAL NET ASSETS--100%                                                                                          $  1,043,125,287
                                                                                                                  ================

(a)  Non-income producing security.
(b) See footnote number two in the Notes to the Schedules of Investments regarding investments in affiliated issuers.

SEE ACCOMPANYING NOTES TO THE SCHEDULES OF INVESTMENTS.

THE OAKMARK FUNDS

NOTES TO THE SCHEDULES OF INVESTMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES
Harris Associates Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an investment company organized as a Massachusetts business trust. The Trust consists of the following series (each individually referred to as "a Fund" or collectively as "the Funds"): The Oakmark Fund ("Oakmark"), The Oakmark Select Fund ("Select"), The Oakmark Equity and Income Fund ("Equity and Income"), The Oakmark Global Fund ("Global"), The Oakmark International Fund ("International"), and The Oakmark International Small Cap Fund ("Int'l Small Cap").

SECURITY VALUATION --
The Funds' share prices or net asset values ("NAV") are calculated as of the close of regular session trading (usually 4:00 pm Eastern time) on the New York Stock Exchange ("NYSE") on any day on which the NYSE is open for trading. Domestic equity securities traded on securities exchanges and over-the-counter securities are valued at the last sales price on the day of valuation, or lacking any reported sales that day, at the most recent bid quotation. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Foreign equity securities traded on securities exchanges shall be valued at, depending on local convention or regulation, the last sales price, last bid or asked price, the mean between the last bid and asked prices, an official closing price, or shall be based on a pricing composite as of the close of the regular trading hours on the appropriate exchange or other designated time. Debt obligations and money market instruments maturing in more than 60 days from the date of purchase are valued at the latest bid quotation. Debt obligations and money market instruments maturing in less than 61 days from the date of purchase are valued on an amortized cost basis, which approximates market value. Options are valued at the last reported sales price on the day of valuation, or lacking any reported sales that day, at the mean of the most recent bid and asked quotations, or if the mean is not available, at the most recent bid quotation.

Securities for which quotations are not readily available or securities that may have been affected by a significant event occurring between the close of a foreign market and the close of the NYSE are valued at fair values, determined by or under the direction of the pricing committee established by the Board of Trustees. A significant event may include the performance of U.S. markets since the close of foreign markets. The pricing committee will evaluate movements in the U.S markets after the close of foreign markets and may adjust security prices to reflect changes in reaction to U.S. markets as determined by a third party model. At December 31, 2005, the Funds held no securities for which quotations were not readily available, and no securities that were believed to be affected by a significant event prior to the computation of the NAV.

FOREIGN CURRENCY TRANSLATIONS --
Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at current exchange rates obtained by a recognized bank, dealer, or independent pricing service on the day of valuation. Purchases and sales of investments and dividend and interest income are converted at the prevailing rate of exchange on the respective dates of such transactions. Forward foreign currency contracts are valued at the current day's interpolated foreign exchange rates.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains and losses from securities.

Net realized gains and losses on foreign currency transactions arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually received or paid, and the realized gains or losses resulting from portfolio and transaction hedges. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, other than investments in securities at fiscal year end resulting from changes in exchange rates.

FORWARD FOREIGN CURRENCY CONTRACTS--
The Funds' currency transactions are limited to transaction hedging and portfolio hedging.

The contractual amounts of forward foreign exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. Risks arise from the possible inability of counter parties to meet the terms of their contracts and from movements in currency values. At December 31, 2005, Global and Int'l Small Cap held the following outstanding forward foreign currency contracts:

GLOBAL

                                                                        VALUATION AT       UNREALIZED
                               CONTRACT AMOUNT     SETTLEMENT DATE        12/31/05        APPRECIATION
                               -------------------------------------------------------------------------
FOREIGN CURRENCY BOUGHT:
British Pound Sterling               4,300,000     4/18/06             $   7,399,474     $      (165,301)
British Pound Sterling               8,100,000     4/18/06                13,938,543            (241,884)
British Pound Sterling               8,400,000     4/18/06                14,454,786            (145,338)
                                                                       -------------     ---------------
                                                                       $  35,792,803     $      (552,523)
                                                                       -------------     ---------------
FOREIGN CURRENCY SOLD:
British Pound Sterling              20,800,000     4/18/06                35,792,803             590,557
                                                                       -------------     ---------------
                                                                       $  35,792,803     $       590,557
                                                                       =============     ===============
                                                   Total               $           0     $        38,034
                                                                       =============     ===============

INT'L SMALL CAP

                                                                        VALUATION AT       UNREALIZED
                               CONTRACT AMOUNT     SETTLEMENT DATE        12/31/05        APPRECIATION
                               -------------------------------------------------------------------------
FOREIGN CURRENCY BOUGHT:

British Pound Sterling               8,100,000     1/18/06             $  13,935,631     $      (240,989)
British Pound Sterling               5,500,000     1/18/06                 9,462,465             (94,775)
British Pound Sterling              11,000,000     5/17/06                18,934,988            (420,062)
                                                                       -------------     ---------------
                                                                       $  42,333,084     $      (755,826)
                                                                       -------------     ---------------

FOREIGN CURRENCY SOLD:

British Pound Sterling              13,600,000     1/18/06             $  23,398,096     $     1,925,104
British Pound Sterling              11,000,000     5/17/06                18,934,988           1,283,012
                                                                       -------------     ---------------
                                                                       $  42,333,084     $     3,208,116
                                                                       =============     ===============
                                                   Total               $           0     $     2,452,290
                                                                       =============     ===============

RESTRICTED SECURITIES -
The following investments, the sales of which are restricted to qualified institutional buyers, have been valued according to the securities valuation procedures for debt obligations and money market instruments (as stated in the Security Valuation section) since their acquisition dates. These securities are priced using market quotations and there are no unrestricted securities with the same maturity dates and yields for this issuer.

At December 31, 2005, the Oakmark Equity & Income Fund held the following restricted securities:

                                                                                                                        PERCENTAGE
QUANTITY    SECURITY NAME                                       ACQUISITION DATE  CARRYING VALUE   COST   MARKET VALUE  OF TNA
 3,000,000  Sealed Air Corporation, 144A, 5.625% due 7/15/2013         6/27/2003         99.2656  100.68     2,977,968        0.03%
 5,000,000  Sealed Air Corporation, 144A, 5.625% due 7/15/2013         8/20/2003         99.2656   96.41     4,963,280        0.05%
   300,000  Sealed Air Corporation, 144A, 5.625% due 7/15/2013         8/21/2003         99.2656   96.79       297,797        0.00%
11,700,000  Sealed Air Corporation, 144A, 5.625% due 7/15/2013          4/6/2004         99.2656  103.31    11,614,075        0.12%
                                                                                                          ------------------------
                                                                                   Totals                   19,853,120        0.20%

2. INVESTMENTS IN AFFILIATED ISSUERS
An affiliated issuer, as defined under the Investment Company Act of 1940, is one in which a Fund's holdings of an issuer represents 5% or more of the outstanding voting securities of the issuer. A summary of each Fund's investments in securities of these issuers for the the quarter ended December 31, 2005, is set forth below:

SUMMARY OF INVESTMENTS IN AFFILIATED COMPANIES
THE OAKMARK SELECT FUND

                                                                                                           MARKET VALUE
                                                             PURCHASES         SALES         DIVIDEND      DECEMBER 31,
AFFILIATES                                    SHARES          (COST)         PROCEEDS         INCOME           2005
------------------------------------------------------------------------------------------------------------------------
H&R Block, Inc.                               16,519,600   $           0   $           0   $   2,064,950   $ 405,556,180
The Dun & Bradstreet Corporation +             3,934,900               0               0               0     263,480,904
                                                           -------------   -------------   -------------   -------------
TOTALS                                                     $           0   $           0   $   2,064,950   $ 669,037,084

SUMMARY OF INVESTMENTS IN AFFILIATED COMPANIES
THE OAKMARK EQUITY AND INCOME FUND

                                                                                                           MARKET VALUE
                                                             PURCHASES         SALES         DIVIDEND      DECEMBER 31,
AFFILIATES                                    SHARES          (COST)         PROCEEDS         INCOME           2005
------------------------------------------------------------------------------------------------------------------------
St. Mary Land & Exploration
Company                                        2,900,000   $           0   $           0   $     145,000   $ 106,749,000
Varian, Inc. +                                 1,649,400               0               0               0      65,629,626
                                                           -------------   -------------   -------------   -------------
TOTALS                                                     $           0   $           0   $     145,000   $ 172,378,626

SUMMARY OF INVESTMENTS IN AFFILIATED COMPANIES
THE OAKMARK INTERNATIONAL FUND

                                                                                                           MARKET VALUE
                                                             PURCHASES         SALES         DIVIDEND      DECEMBER 31,
AFFILIATES                                    SHARES          (COST)         PROCEEDS         INCOME           2005
------------------------------------------------------------------------------------------------------------------------
Chargeurs SA                                     790,182   $           0   $           0   $           0   $  16,839,648
Enodis plc +                                  33,585,320               0               0               0      74,831,863
Giordano International Limited                94,892,300      19,641,182               0               0      53,237,057
Lotte Chilsung Beverage Co., Ltd.                 86,800       2,279,987               0               0      84,516,923
Meitec Corporation                             2,483,800               0               0          32,871      80,475,963
Michael Page International plc                23,641,000               0       2,941,325               0     109,823,911
                                                           -------------   -------------   -------------   -------------
TOTALS                                                     $  21,921,169   $   2,941,325   $      30,570   $ 419,725,365

SUMMARY OF INVESTMENTS IN AFFILIATED COMPANIES
THE OAKMARK INT'L SMALL CAP FUND

                                                                                                           MARKET VALUE
                                                             PURCHASES         SALES         DIVIDEND      DECEMBER 31,
AFFILIATES                                    SHARES          (COST)         PROCEEDS         INCOME           2005
------------------------------------------------------------------------------------------------------------------------
Alaska Milk Corporation                       56,360,000   $           0   $           0   $      78,350   $   3,613,502
Gurit-Heberlein AG                                26,700               0       5,895,445               0      26,415,525
Interpump Group S.p.A                          4,709,000               0               0       3,897,265      30,596,810
JJB Sports plc                                12,033,000       8,613,107               0         590,831      36,386,187
Lectra                                         2,186,404               0               0               0      11,752,212
Mainfreight Limited                            7,596,017       1,384,418       1,099,139         293,965      18,933,718
Media Prima Berhad                            33,237,400       4,899,074               0               0      14,950,015
Morse plc                                     12,474,000               0               0         572,497      20,496,344
Vitec Group plc                                2,383,907               0               0               0      15,381,117
                                                           -------------   -------------   -------------   -------------
TOTALS                                                     $  14,896,599   $   6,994,584   $   5,432,908   $ 178,525,430


+    Non-income producing security.

3. FEDERAL INCOME TAXES
At December 31, 2005 , the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a Federal income tax basis, were as follows:

                             COST OF INVESTMENTS                                                    NET UNREALIZED
                             FOR FEDERAL INCOME      GROSS UNREALIZED       GROSS UNREALIZED         APPRECIATION
FUND                            TAX PURPOSES           APPRECIATION          (DEPRECIATION)         (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
Oakmark                     $      4,855,829,944   $      1,348,940,781   $         71,085,842   $      1,277,854,939
Select                             4,394,998,382          1,936,968,979             77,598,850          1,859,370,129
Equity and Income                  8,500,470,111          1,687,830,295             89,726,860          1,598,103,435
Global                             1,540,333,296            494,728,110             16,364,391            478,363,719
International                      4,691,458,039          1,530,097,417             33,503,518          1,496,593,899
Int'l Small Cap                      787,736,678            269,820,857             22,055,378            247,765,479

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls"), within 90 days prior to the filing of this report, the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in this report is recorded, processed, summarized and reported, including ensuring that information required to be disclosed in this report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2), attached hereto as Exhibits
         (a)(1) and (a)(2).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harris Associates Investment Trust


By:   /s/ John R. Raitt
      --------------------------------------------------
      John R. Raitt
      Principal Executive Officer
Date: February 28, 2006
      --------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /s/ John R. Raitt
      --------------------------------------------------
      John R. Raitt
      Principal Executive Officer
Date: February 28, 2006
      --------------------------------------------------


By:   /s/ Kristi L. Rowsell
      --------------------------------------------------
      Kristi L. Rowsell
      Principal Financial Officer
Date: February 28, 2006
      --------------------------------------------------